Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill - Summary of Assuming all Other Variables are Held Constant (Detail) - Property, plant and equipment [member] - Goodwill [member]
	Dec. 31, 2024	Dec. 31, 2023
WDS Pluto Scarborough [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Decrease in commodity price % change
Increase in post-tax discount rate (absolute terms)
NWS Gas [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Decrease in commodity price % change
Increase in post-tax discount rate (absolute terms)
WDS Atlantis [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Decrease in commodity price % change	(1.50%)	(5.00%)
Increase in post-tax discount rate (absolute terms)	0.50%